Matthews Asia Dividend Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 96.6%
	Shares	Value
Japan: 32.1%
Keyence Corp.	100	$46,311
Tokio Marine Holdings, Inc.	1,400	43,708
ITOCHU Corp.	1,000	42,710
ORIX Corp.	1,900	41,404
Disco Corp.	100	36,466
Suzuki Motor Corp.	3,200	36,388
Shin-Etsu Chemical Co., Ltd.	700	30,554
Nippon Gas Co., Ltd.	1,600	26,816
Capcom Co., Ltd.	1,400	26,142
Ajinomoto Co., Inc.	700	26,049
Bandai Namco Holdings, Inc.	1,400	25,883
GLP J-Reit	30	25,135
Kakaku.com, Inc.	1,900	23,005
Nomura Research Institute, Ltd.	800	22,502
Nissin Foods Holdings Co., Ltd.	800	22,042
Toray Industries, Inc.	4,400	21,095
Hikari Tsushin, Inc.	100	18,719
Total Japan		514,929

China/Hong Kong: 22.7%
Tencent Holdings, Ltd.	1,200	46,580
AIA Group, Ltd.	5,000	33,572
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	8,100	31,026
Wuliangye Yibin Co., Ltd. A Shares	1,400	29,522
Midea Group Co., Ltd. A Shares	3,300	29,487
NARI Technology Co., Ltd. A Shares	8,700	28,891
Yum China Holdings, Inc.	679	27,017
Link REIT	5,900	25,367
NetEase, Inc.	1,200	24,961
JD.com, Inc. Class A	1,800	24,816
Minth Group, Ltd.	14,000	22,110
Yuexiu Transport Infrastructure, Ltd.	42,000	20,607
Techtronic Industries Co., Ltd.	1,500	20,335
Total China/Hong Kong		364,291

Australia: 10.0%
Ampol, Ltd.	1,216	31,566
CSL, Ltd.	162	30,430
Lottery Corp., Ltd.	7,598	25,528
AUB Group, Ltd.	1,273	24,699
Breville Group, Ltd.	1,370	24,571
Treasury Wine Estates, Ltd.	2,852	23,165
Total Australia		159,959

Taiwan: 9.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	616	83,807
Chailease Holding Co., Ltd.	6,000	32,152
Delta Electronics, Inc.	3,000	32,106
Total Taiwan		148,065

India: 7.9%
HDFC Bank, Ltd. ADR	751	42,033
Tata Consultancy Services, Ltd.	721	33,510

	Shares	Value
Power Grid Corp. of India, Ltd.	8,201	$27,228
Hindustan Unilever, Ltd.	907	24,625
Total India		127,396

South Korea: 6.2%
Samsung Electronics Co., Ltd.	628	37,692
Macquarie Korea Infrastructure Fund	3,730	35,520
SK Telecom Co., Ltd. ADR	1,259	27,144
Total South Korea		100,356

Singapore: 3.3%
United Overseas Bank, Ltd.	1,400	30,405
Capitaland India Trust	29,600	23,029
Total Singapore		53,434

Indonesia: 2.0%
PT Bank Rakyat Indonesia Persero Tbk	82,100	31,328
Total Indonesia		31,328

Vietnam: 1.6%
FPT Corp.	5,600	26,447
Total Vietnam		26,447

Thailand: 1.6%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	32,900	25,473
Total Thailand		25,473

TOTAL COMMON EQUITIES		1,551,678
(Cost $1,438,151)
SHORT-TERM INVESTMENTS: 1.9%
Money Market Funds: 1.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[b]	30,284	30,284
(Cost $30,284)

Total Investments: 98.5%		1,581,962
(Cost $1,468,435)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		23,415
Net Assets: 100.0%		$1,605,377

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
matthewsasia.com   |  800.789.ASIA    1